Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year ended December 31,
	2017	2018
	%	%
PRC Statutory income tax rates	25%	25%
Change in valuation allowance	(25.6%)	(15.3%)
Permanent book — tax difference	1.6%	(9.9%)
Difference in EIT rates of certain subsidiaries	(1.0%)	0.2%
Total	0%	0%

Schedule of Current and Deferred Portions of Income Tax Benefit

The current and deferred portions of income tax benefit included in the consolidated statements of comprehensive loss are as follows:

	Year ended
	December 31, 2016	December 31, 2017	December 31, 2018
Current income tax expense	—	—	—
Deferred income tax benefit	—	—	(400,541)
Income tax benefit	—	—	(400,541)

Schedule of Significant Components of Deferred Tax Assets and Liabilities

The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of
	December 31, 2017	December 31, 2018
Deductible temporary difference to accruals and others	4,725,654	158,576,042
Tax losses carried forward	23,050,789	167,760,191
Less: Valuation allowance	(27,776,443)	(326,336,233)
Total of deferred tax assets	—	—
Taxable temporary difference related to acquired right to operate an online audio/video content platform	—	23,631,899
Total of deferred tax liabilities	—	23,631,899

Schedule of Movement of Valuation Allowance
	Year ended
	December 31, 2016	December 31, 2017	December 31, 2018
Beginning balance	292,552	3,496,764	27,776,443
Additions	3,204,212	24,279,679	298,559,790
Ending balance	3,496,764	27,776,443	326,336,233